INVENTORIES	12 Months Ended
Dec. 31, 2022
INVENTORIES
INVENTORIES

NOTE 4 - INVENTORIES

The composition of inventories are as follows:

	As of December 31,
	2022	2021
Raw materials	$35,270	$50,969
Work-in-progress	4,300,962	4,277,448
Finished goods	136,255	729,627
Total	$4,472,487	$5,058,044

During the years ended December 31, 2022, 2021 and 2020, there were no inventory reserves or inventory write offs.